RECEIVABLES - Carrying Amount of Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 12,948	$ 13,606
Retail note and finance lease receivables
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	5,797	6,340
Wholesale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 7,151	$ 7,266